UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza
Portland, Maine 04101
(207) 347-2000

Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, Maine 04101

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

3D PRINTING AND TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 92.6%
Basic Materials - 1.7%
20,000	Graphene 3D Lab, Inc. (a)	$12,633
1,250	Victrex PLC	34,767
		47,400
Consumer Discretionary - 1.3%
1,100	Honda Motor Co., Ltd., ADR	36,036

Healthcare - 10.8%
1,850	Align Technology, Inc. (a)	99,502
4,000	Ekso Bionics Holdings, Inc. (a)	6,200
2,000	Harvard Apparatus Regenerative Technology, Inc. (a)	6,500
500	Medtronic PLC	38,995
32,400	Organovo Holdings, Inc. (a)	114,696
1,300	Smith & Nephew PLC, ADR	44,421
		310,314
Industrials - 13.6%
235	3M Co.	38,763
4,650	General Electric Co.	115,367
1,650	Groupe Gorge	36,370
475	KUKA AG	36,631
340	Lockheed Martin Corp.	69,006
475	Rolls-Royce Holdings PLC, ADR	33,535
550	Siemens AG, ADR	59,510
		389,182
Technology - 65.2%
6,100	3D Systems Corp. (a)	167,262
625	Adobe Systems, Inc. (a)	46,212
1,350	Aerovironment, Inc. (a)	35,789
5,400	Alphaform AG (a)	15,898
700	ANSYS, Inc. (a)	61,733
325	Apple, Inc.	40,440
2,500	ARC Group Worldwide, Inc. (a)	13,350
5,300	Arcam AB (a)	97,235
2,200	Autodesk, Inc. (a)	129,008
1,900	Dassault Systemes, ADR	128,060
250	Fanuc Corp. ADR (a)	9,140
1,050	FARO Technologies, Inc. (a)	65,236
73	Google, Inc., Class A (a)	40,493
3,750	Hewlett-Packard Co.	116,850
1,250	iRobot Corp. (a)	40,788
92,500	Kinpo Electronics (a)	42,274
14,250	Materialise NV, ADR (a)	99,607
3,100	Mensch und Maschine Software SE	21,420
1,450	Proto Labs, Inc. (a)	101,500
1,800	PTC, Inc. (a)	65,106
2,750	Renishaw PLC	99,618
4,700	SLM Solutions Group AG (a)	91,219
3,800	Stratasys, Ltd. (a)	200,564
5,100	The ExOne Co. (a)	69,615
60,000	Tinkerine Studios, Ltd. (a)	6,395
7,300	voxeljet AG, ADR (a)	57,743
		1,862,555
Total Common Stock
(Cost $3,329,271)		2,645,487
Money Market Fund - 4.8%
136,273	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (b) (Cost $136,273)	136,273
Total Investments - 97.4%		$2,781,760
(Cost $3,465,544)*
Other Assets & Liabilities, Net – 2.6%		74,354
Net Assets – 100.0%		$2,856,114

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$100,886
Gross Unrealized Depreciation	(784,670)
Net Unrealized Depreciation	$(683,784)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,645,487
Level 2 - Other Significant Observable Inputs	136,273
Level 3 - Significant Unobservable Inputs	-
Total	$2,781,760

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OUTLOOK FUNDS TRUST

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer

Date:	May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer

Date:	May 8, 2015

By:	/s/ Karen Shaw
Karen Shaw, Treasurer; Principal Financial Officer

Date:	May 8, 2015